Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Categories Of Current Financial Assets [Abstract]
Summary of Other Non-Current Assets
	December 31, 2020	December 31, 2019
	US$’000	US$’000
VAT recoverable	3,542	—
Prepayments	431	—
	3,973	—